October 3, 2023

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

-BNY Mellon California AMT-Free Municipal Bond Fund

 1933 Act File No.: 2-84105
 1940 Act File No.: 811-03757
 CIK No.: 0000720064

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus of the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 73 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 26, 2023.

Please address any comments or questions to my attention at (412) 236-7397.

Sincerely,

/s/ Jenna L. Martis
Jenna L. Martis
Associate, Paralegal